Subsequent Event	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Event
11.  Subsequent Event

Product Recall
On October 30, 2013, the Company filed a Current Report on Form 8-K announcing the voluntary recalls of its point of use (POU) and DSU in-line ultrafilters used in hospital water treatment applications. As a result, the Company has recalled all production lots of its POU filters, and also requested that customers remove and discard certain labeling/promotional materials for the products. In addition, the Company also requested, for the DSU in-line ultrafilter, that customers remove and discard certain labeling/promotional materials for the product.  These voluntary recalls do not affect the Company’s dialysis products.  The condensed consolidated interim financial statements for the period ended September 30, 2013 include product revenues and cost of goods sold adjustments of approximately $127,000 and $27,000, respectively, reflecting estimates of the financial impact of product recalled notified to the Company. The Company is unable to predict at this time what additional effect this recall might have on its business, financial condition, future prospects or reputation or whether the Company may be subject to future actions from the U.S. Food and Drug Administration.

November 12, 2013 Senior Secured Note
On November 12, 2013, we issued a senior secured note to Lambda Investors LLC in the principal amount of $1.5 million. The note bears interest at the rate of 12% per annum and matures on May 12, 2014, at which time all principal and accrued interest will be due. We have agreed to prepay amounts due under the note with the cash proceeds from (a) a rights offering, (b) any other equity or debt financing, or (c) the issuance or incurrence of any other indebtedness or the sale of any assets outside the ordinary course of business, in each case prior to the maturity date. If we do not pay principal and interest under the note when due, the interest rate increases to 16% per annum. In addition, we have undertaken to conduct a $2.75 million rights offering of common stock. We expect the offering price will be $0.30 per share. All of our stockholders and warrantholders will be eligible to participate in the offering on a pro rata basis based upon their proportionate ownership of our common stock, calculated on an as converted to common stock, fully-diluted basis. In connection with the note and the rights offering, we have agreed to pay Lambda Investors an 8%, or $120,000, sourcing/transaction fee. In addition, we will pay Lambda Investors’ legal fees and other expenses incurred in connection with the note and rights offering in the amount of $75,000. The warrants held by Lambda Investors have an exercise price of $0.40 per share and certain warrants have full ratchet anti-dilution protection.  The full ratchet anti-dilution protection for certain warrants will be triggered in connection with the rights offering as the $0.30 per share price is less than the $0.40 exercise price for these warrants.  In connection with the proposed rights offering, the Company agreed to amend the expiration date of the existing warrants held by Lambda Investors from March 10, 2017 to the date which is the five year anniversary of the closing of the rights offering.  Subject to the satisfaction of certain conditions, Lambda Investors has advised us that it intends to exercise its basic subscription privilege in full.  To the extent that after the closing of the rights offering there still remain unsubscribed shares, Lambda Investors will have the right, at its option, to purchase any or all such remaining unsubscribed shares within ten days of the closing of the rights offering.  In connection with the rights offering, we will file a registration statement on Form S-1, as may be amended, with the Securities and Exchange Commission.

Note 12 — Subsequent Events

On February 4, 2013, the Company issued a senior secured note to Lambda Investors LLC in the principal amount of $1.3 million. The note bears interest at the rate of 12% per annum and matures on August 4, 2013, at which time all principal and accrued interest will be due. However, the Company has agreed to prepay amounts due under the note with the cash proceeds from (a) a rights offering and an offering of a discounted exercise price to public warrantholders, each as further described in the note, (b) any other equity or debt financing, or (c) the issuance or incurrence of any other indebtedness or the sale of any assets outside the ordinary course of business, in each case prior to the maturity date. If the Company does not pay principal and interest under the note when due, the interest rate increases to 16% per annum. The Company may prepay the note without penalty at any time. The note is secured by a first priority lien on all of the Company’s property, including our intellectual property. As long as indebtedness remains outstanding under the note, the Company will be subject to certain covenants which, among other things, restrict the Company’s ability to merge with another company, sell a material amount of its assets, incur any additional indebtedness, repay any existing indebtedness, or declare or pay any dividends in cash, property or securities. In connection with the note, the Company has agreed to pay Lambda Investors an 8%, or $104,000, sourcing/transaction fee. In addition, the Company will pay Lambda Investors’ legal fees and other expenses incurred in connection with the note in the amount of $50,000 as well as Lambda Investors’ legal fees and other expenses incurred in connection with the rights offering in the amount of $50,000. Those payments will be paid upon the completion of the rights offering or, if earlier, upon the maturity of the note. As additional consideration, the Company agreed to extend by one year the expiration date of all of Lambda’s outstanding warrants to March 2017. In addition, the Company has undertaken to conduct a $3 million rights offering of common stock. The Company expects the offering price will be $0.60 per share. All of the Company’s stockholders and warrantholders will be eligible to participate in the offering on a pro rata basis based upon their proportionate ownership of the company’s common stock on a fully-diluted basis. Subject to the satisfaction of certain conditions including compliance with all obligations under the note, security agreement and the other transaction documents relating to the note and no material adverse change having occurred with respect to the business, assets, and financial condition of the Company, Lambda Investors has advised the Company that it intends to exercise its basic subscription privilege in full and to purchase any shares of common stock that are not subscribed for by other stockholders in the rights offering, if any. During the period when the rights offering is open, the Company expects to offer to public warrantholders of the Company holding the warrants issued at the close of the March 2011 rights offering a one-time right, at their option, to exercise such warrants for an exercise price of $0.30 per share discounted from $0.40 per share. The Company expects to commence the offering in March 2013 following the filing of its Annual Report on Form 10-K. In connection with the offering, the Company will file a registration statement on Form S-1, as may be amended, with the Securities and Exchange Commission.

On February 4, 2013, €600,000 was paid to Medica per the terms of the license and supply agreement described in Note 10 of these consolidated financial statements. Both parties agreed that the remaining €400,000 will be paid in June 2013.